Provisions - Summary of Detailed Information of Provision (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information of provision [Line Items]
Financial expense from provisions update	€ 29	€ 1,669	€ 0
Non-current [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	3,064	13,836
Financial expense from provisions update	29	1,669
Charge / (Credit) to results:	(485)	(441)
(+) additional provisions recognized (net)	564	2,687
(+/-) Short-term transferred	0	(500)
(-) Amounts used during the year	(1,049)	(2,628)
Carrying amount at year end	2,608	3,064	13,836
Non-current [Member] | ABL [Member]
Disclosure of detailed information of provision [Line Items]
Reversal of ABL put option liability		(12,000)
Non-current [Member] | Others [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	422	11,652
Financial expense from provisions update	29	1,669
Charge / (Credit) to results:	310	(899)
(+) additional provisions recognized (net)	310	655
(+/-) Short-term transferred	0	(500)
(-) Amounts used during the year	0	(1,054)
Carrying amount at year end	761	422	11,652
Non-current [Member] | Others [Member] | ABL [Member]
Disclosure of detailed information of provision [Line Items]
Reversal of ABL put option liability		(12,000)
Non-current [Member] | Service warranties [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	2,642	2,184
Financial expense from provisions update	0	0
Charge / (Credit) to results:	(795)	458
(+) additional provisions recognized (net)	254	2,032
(+/-) Short-term transferred	0	0
(-) Amounts used during the year	(1,049)	(1,574)
Carrying amount at year end	1,847	2,642	2,184
Non-current [Member] | Service warranties [Member] | ABL [Member]
Disclosure of detailed information of provision [Line Items]
Reversal of ABL put option liability		0
Current [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	2,349	1,752
Financial expense from provisions update	29
Charge / (Credit) to results:	(385)	597
(+) additional provisions recognized (net)	181	1,475
(+/-) Short-term transferred	0	500
(-) Amounts used during the year	(566)	(1,378)
Carrying amount at year end	1,964	2,349	1,752
Current [Member] | ABL [Member]
Disclosure of detailed information of provision [Line Items]
Reversal of ABL put option liability		0
Current [Member] | Others [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	500	0
Financial expense from provisions update	29	0
Charge / (Credit) to results:	13	500
(+) additional provisions recognized (net)	13	0
(+/-) Short-term transferred	0	500
(-) Amounts used during the year	0	0
Carrying amount at year end	513	500	0
Current [Member] | Others [Member] | ABL [Member]
Disclosure of detailed information of provision [Line Items]
Reversal of ABL put option liability		0
Current [Member] | Service warranties [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	1,849	1,752
Financial expense from provisions update	0	0
Charge / (Credit) to results:	(398)	97
(+) additional provisions recognized (net)	168	1,475
(+/-) Short-term transferred	0	0
(-) Amounts used during the year	(566)	(1,378)
Carrying amount at year end	€ 1,451	1,849	€ 1,752
Current [Member] | Service warranties [Member] | ABL [Member]
Disclosure of detailed information of provision [Line Items]
Reversal of ABL put option liability		€ 0